Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	SK TELECOM CO LTD
Entity Central Index Key	0001015650
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	71,327,153
Entity File Number	1-14418
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	KR
Entity Address, Address Line One	65, Eulji-ro, Jung-gu, Seoul
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
ADS [Member]
Document Information [Line Items]
Trading Symbol	SKM
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	SKM
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE